Unaudited Subsequent Events (Details Narrative)	Mar. 24, 2021 USD ($)	Mar. 04, 2021 USD ($)	Jun. 29, 2020	Apr. 16, 2020 USD ($)	Apr. 16, 2020 CNY (¥)	Mar. 24, 2021 CNY (¥)	Mar. 04, 2021 CNY (¥)
Huaxia Bank [Member] | Loan Agreements One [Member]
Loans payable				$ 440,962
Debt maturity date				Apr. 16, 2021	Apr. 16, 2021
Repayments of loan				$ 150,000
Huaxia Bank [Member] | Loan Agreements One [Member] | RMB [Member]
Loans payable				$ 3,000,000
Repayments of loan | ¥					¥ 1,000,000
Huaxia Bank [Member] | Loan Agreements Two [Member]
Debt maturity date			Jun. 29, 2021
VIE, Xi'an App-Chem [Member] | Subsequent Event [Member]
Loans payable	$ 440,000	$ 300,000
Debt maturity date	Sep. 23, 2021	Sep. 03, 2021
Interest rate	13.00%	15.40%				13.00%	15.40%
VIE, Xi'an App-Chem [Member] | RMB [Member] | Subsequent Event [Member]
Loans payable | ¥						¥ 3,000,000	¥ 2,000,000